Disclosure of detailed information about diluted earnings per share (Details)	12 Months Ended
Dec. 31, 2017 USD ($) shares
Statement [Line Items]
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 1 | $	$ 9,684
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 2 | $	$ 3,910
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 3	127,340,834
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 4	117,505,811
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 5	416,739
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 6	1,199,856
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 7	200,000
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 8	325,000
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 9	127,957,573
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 10	119,030,667
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 11	0.08
Share Capital Disclosure Of Detailed Information About Diluted Earnings Per Share 12	0.03